Recently Issued Accounting Pronouncements	3 Months Ended
Mar. 31, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently Issued Accounting Pronouncements

Note 2: Recently Issued Accounting Pronouncements

Adopted Accounting Standards

In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-04 (“ASU 2017-04”), Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This ASU simplifies the subsequent measurement of goodwill by removing Step 2 from the goodwill impairment test. We elected, as permitted by the standard, to early adopt ASU 2017-04 on a prospective basis as of January 1, 2017. The adoption did not have a material effect on our condensed consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09 (“ASU 2016-09”), Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. This ASU is intended to simplify several aspects of the accounting for share-based payment transactions, including the accounting for income taxes, forfeitures and statutory withholding requirements, as well as classification in the statement of cash flows. We adopted ASU 2016-09 as of January 1, 2017. One of the provisions of this ASU requires entities to make an accounting policy election with respect to forfeitures of share-based payment awards, and we elected to account for forfeitures as they occur and adopted this provision of ASU 2016-09 using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of January 1, 2017 of approximately $1 million. Additionally, we have applied the provisions of this ASU on a retrospective basis in our condensed consolidated statements of cash flows, which includes presenting: (i) excess tax benefits as an operating activity, which were previously presented as a financing activity; and (ii) cash payments to tax authorities for employee taxes when shares are withheld to meet statutory withholding requirements as a financing activity, which were previously presented as an operating activity.

Accounting Standards Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases (Topic 842), which supersedes existing guidance on accounting for leases in Leases (Topic 840) and generally requires all leases, including operating leases, to be recognized in the statement of financial position as right-of-use assets and lease liabilities by lessees. The provisions of ASU 2016-02 are to be applied using a modified retrospective approach and are effective for reporting periods beginning after December 15, 2018; early adoption is permitted. We are currently evaluating the effect that this ASU will have on our consolidated financial statements, but we expect this ASU to have a material effect on our consolidated balance sheet.

In May 2014, the FASB issued ASU No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers (Topic 606). This ASU supersedes the revenue recognition requirements in Revenue Recognition (Topic 605) and requires entities to recognize revenue when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. Subsequent to ASU 2014-09, the FASB issued several related ASUs. The provisions of ASU 2014-09 and the related ASUs will be effective beginning January 1, 2018. This ASU permits two transition approaches: retrospective or modified retrospective. We are still evaluating our transition approach and expect to reach a decision in the second quarter of 2017.

We anticipate that ASU 2014-09 will have a material effect on our consolidated financial statements. However, we expect revenue recognition related to our accounting for ongoing royalty and management fee revenues, direct reimbursable fees from our management and franchise agreements and hotel guest transactions at our owned and leased hotels to remain substantially unchanged.

While we are continuing to assess all other potential effects of the standard, we currently believe the provisions of ASU 2014-09 will affect revenue recognition as follows: (i) application and initiation fees for new hotels entering the system will be recognized over the term of the franchise agreement; (ii) certain contract acquisition costs related to our management and franchise agreements will be recognized over the term of the agreements as a reduction to revenue; and (iii) incentive management fees will be recognized to the extent that it is probable that a significant reversal will not occur as a result of future hotel profits or cash flows. We do not expect the changes in revenue recognition for certain contract acquisition costs or incentive management fees to affect the Company’s net income for any full year period. We are currently assessing the effect of the standard on indirect reimbursable fees related to our management and franchise agreements and the accounting for our guest loyalty program. We continue to update our assessment of the effect that ASU 2014-09 and related ASUs will have on our consolidated financial statements, and we will disclose further material effects, if any, when known.